Statement of Comprehensive Income (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	$ 0	$ 1,952	$ 0
Other Comprehensive Income (Loss), Net of Tax	0	1,972	1,024
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	403,667	521,862	236,451
Net income	403,667	519,890	235,427
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment, after Tax	$ 0	$ (20)	$ (1,024)